Short-term borrowings	12 Months Ended
Dec. 31, 2023
Short-term borrowings
Short-term borrowings

13.Short-term borrowings

As of December 31, 2022, the Group had RMB3.2 million of short-term borrowings which were obtained in 2022. The borrowings as of December 31, 2022 were fully repaid in 2023. As of December 31, 2023, the Group had RMB15.7 million of short-term borrowings and RMB15.2 million of which were obtained in 2023. The interest expenses were RMB182, RMB162 and RMB313 for the years ended December 31, 2021, 2022 and 2023.The interest was payable on a monthly or quarterly basis and the principal was due upon maturity, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2024-04-17	1,200	3.00%	Industrial &Commercial Bank of China (“ICBC”)
Loan 2	2024-05-08	1,000	2.80%	Industrial &Commercial Bank of China (“ICBC”)
Loan 3	2024-06-12	3,000	4.05%	China CITIC Bank
Loan 4	2024-06-15	2,000	4.02%	Bank of Beijing Zhongguancun Branch
Loan 5	2024-06-12	2,000	4.25%	Bank of Beijing Zhongguancun Branch
Loan 6	2024-09-07	2,000	4.40%	Jiangsu Bank Co., Ltd. Beijing Branch
Loan 7	2024-10-27	3,000	4.00%	China Minsheng Bank Co., Ltd. Beijing Branch
Loan 8	2024-06-21	487	5.40%	Shenzhen Qianhai Weizhong Bank corporation
Loan 9	2024-07-07	1,000	3.70%	Industrial and Commercial Bank of China Limited Shenzhen Futian Branch
Total		15,687

As of December 31, 2023, the loan 1 and 2 are guaranteed by two third parties, and the loan 5 and 6 are guaranteed by CEO, Mr. Wen.